Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 939,780	$ 1,203,282
Cost of sales	(763,798)	(861,757)
Gross margin	175,982	341,525
Operating expenses	(201,461)	(307,719)
Corporate administration expenses	(21,999)	(23,606)
Other income	1,465	10,765
Income (loss) before finance items and taxes	(46,013)	20,965
Finance items
Finance income	156,278	91,234
Finance costs	(153,350)	(115,868)
Finance income (cost)	2,928	(24,634)
Income (loss) from operations before taxes	(43,085)	(3,669)
Income and other taxes	154,013	110,291
Income for the year	110,928	106,622
Attributable to owners of Turquoise Hill Resources Ltd.	181,247	210,605
Attributable to owners of non-controlling interests	(70,319)	(103,983)
Income for the year	$ 110,928	$ 106,622
Basic and diluted earnings per share attributable to Turquoise Hill Resources Ltd.	$ 0.09	$ 0.10
Basic weighted average number of shares outstanding (000's)	2,012,314	2,012,314